Investments In Equity Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Oct. 01, 2021	Feb. 01, 2019	Mar. 31, 2022
Sale Shares Of Prisma Medios De Pago [Member]
Investments In Equity Instruments [Line Items]
Sale price of shares			$ 54,358
Sale Shares Of Prisma Medios De Pago [Member] | Tranche One [Member]
Investments In Equity Instruments [Line Items]
Percentage of payment in pesos			30.00%
Nominal annual rate			15.00%
Sale Shares Of Prisma Medios De Pago [Member] | Tranche Two [Member]
Investments In Equity Instruments [Line Items]
Nominal annual rate			10.00%
Percentage of payment in USD			70.00%
Payment term			6 years
AL ZENITH [Member]
Investments In Equity Instruments [Line Items]
Final sale price		$ 104,469
Proceeds from sale of business		63,073
Deferred share price		$ 41,396
Number of common shares sold		3,182,444
Par value per share		$ 1
Percentage of shareholding		51.00%
Percentage of capital stock and votes to be sold	49.00%